UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		July 31, 2008


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  93

Form 13F Information Table Value Total:   $208,907,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     5178    91895 SH       SOLE                    91755
                                                                14      245 SH       DEFINED                   245
ACCENTURE LTD CL A             COM              G1150G111     4926   120680 SH       SOLE                   120600
                                                                11      275 SH       DEFINED                   275
ALTRIA GROUP                   COM              02209S103     1202    53985 SH       SOLE                    53885
                                                                 6      265 SH       DEFINED                   265
APPLE INC                      COM              037833100     8948    47405 SH       SOLE                    47355
                                                                20      105 SH       DEFINED                   105
BAKER HUGHES INC.              COM              057224107      288     3250 SH       SOLE                     3250
BANK OF AMERICA CORP           COM              060505104     5807   170740 SH       SOLE                   170590
                                                                16      485 SH       DEFINED                   485
BANK OF NEW YORK MELLON CORP   COM              064058100     4186    94008 SH       SOLE                    93873
                                                                10      235 SH       DEFINED                   235
BEST BUY COMPANY INC           COM              086516101     6010   128714 SH       SOLE                   128579
                                                                16      350 SH       DEFINED                   350
BOEING CO                      COM              097023105      287     3465 SH       SOLE                     3465
BUCYRUS INTERNATIONAL, INC     COM              118759109      395     5580 SH       SOLE                     5580
BURLINGTON NRTHN SANTA COM     COM              12189t104     4611    40785 SH       SOLE                    40725
                                                                12      105 SH       DEFINED                   105
CISCO SYS INC COM              COM              17275r102      281    10525 SH       SOLE                    10525
COSTCO COMPANIES INC           COM              22160K105     5137    72026 SH       SOLE                    71941
                                                                11      150 SH       DEFINED                   150
CVS/CAREMARK CORPORATION       COM              126650100     9287   217045 SH       SOLE                   216745
                                                                22      505 SH       DEFINED                   505
DISNEY (WALT)                  COM              254687106      272     8106 SH       SOLE                     8106
EATON CORP                     COM              278058102     4848    50140 SH       SOLE                    50070
                                                                12      120 SH       DEFINED                   120
EMERSON ELEC CO COM            COM              291011104     4581    78730 SH       SOLE                    78620
                                                                11      190 SH       DEFINED                   190
EQUITABLE RESOURCES            COM              294549100     7160   101945 SH       SOLE                   101810
                                                                17      235 SH       DEFINED                   235
FOSTER WHEELER LTD NEW         COM              G36535139      351     4610 SH       SOLE                     4610
GENENTECH INC COM NEW          COM              368710406      240     3393 SH       SOLE                     3393
GOLDMAN SACHS GROUP            COM              38141g104     4202    23820 SH       SOLE                    23790
                                                                11       65 SH       DEFINED                    65
GOOGLE INC CL A                COM              38259p508      346      590 SH       SOLE                      590
HONEYWELL INC COM              COM              438516106     5642    94625 SH       SOLE                    94500
                                                                13      215 SH       DEFINED                   215
IBM                            COM              459200101     8257    63795 SH       SOLE                    63720
                                                                17      135 SH       DEFINED                   135
INTL GAME TECH                 COM              459902102      232     6510 SH       SOLE                     6510
ISHARES TR MSCI EMERG MKT      COM              464287234     4407    29130 SH       SOLE                    29090
                                                                11       75 SH       DEFINED                    75
JOHNSON & JOHNSON              COM              478160104     5966    89398 SH       SOLE                    89268
                                                                15      230 SH       DEFINED                   230
JOHNSON CONTROLS INC           COM              478366107     6181   181485 SH       SOLE                   181225
                                                                15      440 SH       DEFINED                   440
JP MORGAN CHASE & CO           COM              46625H100     7525   175009 SH       SOLE                   174814
                                                                17      395 SH       DEFINED                   395
KRAFT FOODS INC CL A           COM              50075n104      915    28156 SH       SOLE                    28111
                                                                 2       75 SH       DEFINED                    75
L-3 COMMUNICATIONS             COM              502424104      505     4705 SH       SOLE                     4705
LOCKHEED MARTIN                COM              539830109     6751    61690 SH       SOLE                    61605
                                                                16      150 SH       DEFINED                   150
LOWES COS INC COM              COM              548661107      262    10900 SH       SOLE                    10900
MCDERMOTT INTERNATIONAL        COM              580037109     4489    72370 SH       SOLE                    72255
                                                                12      200 SH       DEFINED                   200
MONSANTO CO NEW COM            COM              61166w101    10919    85703 SH       SOLE                    85603
                                                                24      185 SH       DEFINED                   185
NYMEX HOLDINGS INC.            COM              62948n104      236     2595 SH       SOLE                     2595
PEABODY ENERGY CORP            COM              704549104     9907   134030 SH       SOLE                   133955
                                                                20      270 SH       DEFINED                   270
PENNEY J C INC COM             COM              708160106     5829   144850 SH       SOLE                   144645
                                                                19      460 SH       DEFINED                   460
PEPSICO INC                    COM              713448108     6160    90187 SH       SOLE                    90122
                                                                15      225 SH       DEFINED                   225
PHILIP MORRIS INTL INC COM     COM              718172109     2658    50475 SH       SOLE                    50385
                                                                 8      155 SH       DEFINED                   155
POTASH CORP SASK INC COM       COM              73755L107      363     1825 SH       SOLE                     1825
POWERSHARES QQQ TRUST UNIT SER COM              73935a104      286     5720 SH       SOLE                     5720
PRAXAIR INC                    COM              74005P104     9679   101818 SH       SOLE                   101688
                                                                22      235 SH       DEFINED                   235
PROCTER & GAMBLE CO            COM              742718109     6089    92187 SH       SOLE                    92052
                                                                15      230 SH       DEFINED                   230
QUALCOMM INC COM               COM              747525103     5149   106079 SH       SOLE                   105944
                                                                12      240 SH       DEFINED                   240
QUESTAR CORP                   COM              748356102     6657   103655 SH       SOLE                   103510
                                                                16      245 SH       DEFINED                   245
ROPER INDUSTRIES               COM              776696106      531     8160 SH       SOLE                     8160
STERICYCLE INC COM             COM              858912108      618    10595 SH       SOLE                    10595
TARGET CORP COM                COM              87612E106     3852    72185 SH       SOLE                    72075
                                                                10      190 SH       DEFINED                   190
TEVA PHARMACEUTICALS           COM              881624209      473    10340 SH       SOLE                    10340
TRANSOCEAN SEDCO               COM              G90073100     5185    34522 SH       SOLE                    34502
                                                                11       75 SH       DEFINED                    75
UNITED TECHNOLOGIES            COM              913017109     5755    81010 SH       SOLE                    80910
                                                                12      175 SH       DEFINED                   175
WEATHERFORD INTL INC           COM              G95089101      465    10200 SH       SOLE                    10200
WELLS FARGO & CO-NEW           COM              949746101     6659   241515 SH       SOLE                   241315
                                                                13      485 SH       DEFINED                   485
XTO ENERGY                     COM              98385x106      416     6540 SH       SOLE                     6540
NINTENDO CO LTD-ADR NEW        ADR              654445303      617     8990 SH       SOLE                     8990
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     4691    85912 SH       SOLE                    85792
                                                                11      205 SH       DEFINED                   205